Long-Term Investments (Details) - Schedule of Long-Term Investments - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-Term Investments [Abstract]
Equity investments accounted for using the equity method	$ 1,913	$ 2,040